RECLAMATION PROVISION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Statement [Line Items]
Reclamation Provision		$ 2,062	$ 2,350	$ 2,195
Management's estimate one [Member]
Statement [Line Items]
Risk Free Interest Rate	9.71%	9.70%
Inflation Rate		3.69%	3.69%
Management's Estimate [Member]
Statement [Line Items]
Reclamation Provision		$ 2,062	$ 2,350
Reclamation Provision Undiscounted Value		$ 4,825	$ 5,251